Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Large Cap Focus Value Fund, Inc.
Entity Central Index Key	0000216557
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000006076 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Large Cap Focus Value Fund, Inc.
Class Name	Investor C Shares
Trading Symbol	MCBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Large Cap Focus Value Fund, Inc. (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$183	1.63%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended June 30, 2026, the Fund's Investor C Shares returned 24.00%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 22.01% and the Russell 1000 Value Index returned 27.09%.
What contributed to performance?
The largest positive contributor to the Fund’s performance was the allocation to the information technology sector, highlighted by holdings within the technology hardware, storage & peripherals industry. Positioning in both the consumer discretionary and materials sectors also contributed notably, particularly in the automobiles and containers & packaging subsectors, respectively.
What detracted from performance?
The largest detractor from performance was the allocation to the financials sector, where exposure to the financial services industry weighed most heavily on results. While there were no other detractors at the sector level during the period, exposure to the professional services and software industries also detracted from total return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 1, 2016 through June 30, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	24.00%	10.68%	10.55%
Investor C Shares (with sales charge)	23.00	10.68	10.55
Russell 1000 Index	22.01	12.66	15.29
Russell 1000 Value Index	27.09	11.17	11.52

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Oct. 28, 2025
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,997,153,597
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 7,973,483
Investment Company Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,997,153,597
Number of Portfolio Holdings	52
Net Investment Advisory Fees	$7,973,483
Portfolio Turnover Rate	91%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	17.6%
Financials	17.6%
Health Care	15.1%
Industrials	12.9%
Consumer Discretionary	12.0%
Consumer Staples	5.6%
Energy	4.7%
Utilities	4.0%
Communication Services	3.9%
Materials	3.6%
Real Estate	2.8%
Short-Term Securities	0.6%
Liabilities in Excess of Other Assets	(0.4)%
Ten largest holdings
Security(b)	Percent of Net Assets
Amazon.com, Inc.	8.4%
Microsoft Corp.	6.4%
Wells Fargo & Co.	3.2%
Citigroup, Inc.	3.0%
First Citizens BancShares, Inc., Class A	2.8%
British American Tobacco PLC, ADR	2.7%
Merck & Co., Inc.	2.7%
BP PLC, ADR	2.7%
Hewlett Packard Enterprise Co.	2.6%
Western Digital Corp.	2.5%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Amazon.com, Inc.	8.4%
Microsoft Corp.	6.4%
Wells Fargo & Co.	3.2%
Citigroup, Inc.	3.0%
First Citizens BancShares, Inc., Class A	2.8%
British American Tobacco PLC, ADR	2.7%
Merck & Co., Inc.	2.7%
BP PLC, ADR	2.7%
Hewlett Packard Enterprise Co.	2.6%
Western Digital Corp.	2.5%
(b)Excludes short-term securities.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the Fund since June 30, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after June 30, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The Fund's Board previously approved certain changes to the Fund’s investment strategy and investment process. Under normal circumstances, the Fund seeks to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in large cap value equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes were effective on October 28, 2025.

Material Fund Change Strategies [Text Block]
The Fund's Board previously approved certain changes to the Fund’s investment strategy and investment process. Under normal circumstances, the Fund seeks to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in large cap value equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes were effective on October 28, 2025.

Material Fund Change Risks Change [Text Block]
The Fund's Board previously approved certain changes to the Fund’s investment strategy and investment process. Under normal circumstances, the Fund seeks to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in large cap value equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes were effective on October 28, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since June 30, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after June 30, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000006074 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Large Cap Focus Value Fund, Inc.
Class Name	Investor A Shares
Trading Symbol	MDBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Large Cap Focus Value Fund, Inc. (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$90	0.80%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended June 30, 2026, the Fund's Investor A Shares returned 25.01%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 22.01% and the Russell 1000 Value Index returned 27.09%.
What contributed to performance?
The largest positive contributor to the Fund’s performance was the allocation to the information technology sector, highlighted by holdings within the technology hardware, storage & peripherals industry. Positioning in both the consumer discretionary and materials sectors also contributed notably, particularly in the automobiles and containers & packaging subsectors, respectively.
What detracted from performance?
The largest detractor from performance was the allocation to the financials sector, where exposure to the financial services industry weighed most heavily on results. While there were no other detractors at the sector level during the period, exposure to the professional services and software industries also detracted from total return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 1, 2016 through June 30, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	25.01%	11.58%	11.27%
Investor A Shares (with sales charge)	18.45	10.39	10.67
Russell 1000 Index	22.01	12.66	15.29
Russell 1000 Value Index	27.09	11.17	11.52

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Oct. 28, 2025
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,997,153,597
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 7,973,483
Investment Company Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,997,153,597
Number of Portfolio Holdings	52
Net Investment Advisory Fees	$7,973,483
Portfolio Turnover Rate	91%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	17.6%
Financials	17.6%
Health Care	15.1%
Industrials	12.9%
Consumer Discretionary	12.0%
Consumer Staples	5.6%
Energy	4.7%
Utilities	4.0%
Communication Services	3.9%
Materials	3.6%
Real Estate	2.8%
Short-Term Securities	0.6%
Liabilities in Excess of Other Assets	(0.4)%
Ten largest holdings
Security(b)	Percent of Net Assets
Amazon.com, Inc.	8.4%
Microsoft Corp.	6.4%
Wells Fargo & Co.	3.2%
Citigroup, Inc.	3.0%
First Citizens BancShares, Inc., Class A	2.8%
British American Tobacco PLC, ADR	2.7%
Merck & Co., Inc.	2.7%
BP PLC, ADR	2.7%
Hewlett Packard Enterprise Co.	2.6%
Western Digital Corp.	2.5%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Amazon.com, Inc.	8.4%
Microsoft Corp.	6.4%
Wells Fargo & Co.	3.2%
Citigroup, Inc.	3.0%
First Citizens BancShares, Inc., Class A	2.8%
British American Tobacco PLC, ADR	2.7%
Merck & Co., Inc.	2.7%
BP PLC, ADR	2.7%
Hewlett Packard Enterprise Co.	2.6%
Western Digital Corp.	2.5%
(b)Excludes short-term securities.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the Fund since June 30, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after June 30, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The Fund's Board previously approved certain changes to the Fund’s investment strategy and investment process. Under normal circumstances, the Fund seeks to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in large cap value equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes were effective on October 28, 2025.

Material Fund Change Strategies [Text Block]
The Fund's Board previously approved certain changes to the Fund’s investment strategy and investment process. Under normal circumstances, the Fund seeks to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in large cap value equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes were effective on October 28, 2025.

Material Fund Change Risks Change [Text Block]
The Fund's Board previously approved certain changes to the Fund’s investment strategy and investment process. Under normal circumstances, the Fund seeks to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in large cap value equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes were effective on October 28, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since June 30, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after June 30, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000006077 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Large Cap Focus Value Fund, Inc.
Class Name	Institutional Shares
Trading Symbol	MABAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Large Cap Focus Value Fund, Inc. (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$62	0.55%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended June 30, 2026, the Fund's Institutional Shares returned 25.30%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 22.01% and the Russell 1000 Value Index returned 27.09%.
What contributed to performance?
The largest positive contributor to the Fund’s performance was the allocation to the information technology sector, highlighted by holdings within the technology hardware, storage & peripherals industry. Positioning in both the consumer discretionary and materials sectors also contributed notably, particularly in the automobiles and containers & packaging subsectors, respectively.
What detracted from performance?
The largest detractor from performance was the allocation to the financials sector, where exposure to the financial services industry weighed most heavily on results. While there were no other detractors at the sector level during the period, exposure to the professional services and software industries also detracted from total return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 1, 2016 through June 30, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	25.30%	11.87%	11.57%
Russell 1000 Index	22.01	12.66	15.29
Russell 1000 Value Index	27.09	11.17	11.52

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Oct. 28, 2025
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,997,153,597
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 7,973,483
Investment Company Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,997,153,597
Number of Portfolio Holdings	52
Net Investment Advisory Fees	$7,973,483
Portfolio Turnover Rate	91%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	17.6%
Financials	17.6%
Health Care	15.1%
Industrials	12.9%
Consumer Discretionary	12.0%
Consumer Staples	5.6%
Energy	4.7%
Utilities	4.0%
Communication Services	3.9%
Materials	3.6%
Real Estate	2.8%
Short-Term Securities	0.6%
Liabilities in Excess of Other Assets	(0.4)%
Ten largest holdings
Security(b)	Percent of Net Assets
Amazon.com, Inc.	8.4%
Microsoft Corp.	6.4%
Wells Fargo & Co.	3.2%
Citigroup, Inc.	3.0%
First Citizens BancShares, Inc., Class A	2.8%
British American Tobacco PLC, ADR	2.7%
Merck & Co., Inc.	2.7%
BP PLC, ADR	2.7%
Hewlett Packard Enterprise Co.	2.6%
Western Digital Corp.	2.5%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Amazon.com, Inc.	8.4%
Microsoft Corp.	6.4%
Wells Fargo & Co.	3.2%
Citigroup, Inc.	3.0%
First Citizens BancShares, Inc., Class A	2.8%
British American Tobacco PLC, ADR	2.7%
Merck & Co., Inc.	2.7%
BP PLC, ADR	2.7%
Hewlett Packard Enterprise Co.	2.6%
Western Digital Corp.	2.5%
(b)Excludes short-term securities.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the Fund since June 30, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after June 30, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The Fund's Board previously approved certain changes to the Fund’s investment strategy and investment process. Under normal circumstances, the Fund seeks to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in large cap value equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes were effective on October 28, 2025.

Material Fund Change Strategies [Text Block]
The Fund's Board previously approved certain changes to the Fund’s investment strategy and investment process. Under normal circumstances, the Fund seeks to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in large cap value equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes were effective on October 28, 2025.

Material Fund Change Risks Change [Text Block]
The Fund's Board previously approved certain changes to the Fund’s investment strategy and investment process. Under normal circumstances, the Fund seeks to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in large cap value equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes were effective on October 28, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since June 30, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after June 30, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000007847 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Large Cap Focus Value Fund, Inc.
Class Name	Class R Shares
Trading Symbol	MRBVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Large Cap Focus Value Fund, Inc. (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$131	1.17%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended June 30, 2026, the Fund's Class R Shares returned 24.54%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 22.01% and the Russell 1000 Value Index returned 27.09%.
What contributed to performance?
The largest positive contributor to the Fund’s performance was the allocation to the information technology sector, highlighted by holdings within the technology hardware, storage & peripherals industry. Positioning in both the consumer discretionary and materials sectors also contributed notably, particularly in the automobiles and containers & packaging subsectors, respectively.
What detracted from performance?
The largest detractor from performance was the allocation to the financials sector, where exposure to the financial services industry weighed most heavily on results. While there were no other detractors at the sector level during the period, exposure to the professional services and software industries also detracted from total return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 1, 2016 through June 30, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	24.54%	11.17%	10.88%
Russell 1000 Index	22.01	12.66	15.29
Russell 1000 Value Index	27.09	11.17	11.52

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Oct. 28, 2025
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,997,153,597
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 7,973,483
Investment Company Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,997,153,597
Number of Portfolio Holdings	52
Net Investment Advisory Fees	$7,973,483
Portfolio Turnover Rate	91%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	17.6%
Financials	17.6%
Health Care	15.1%
Industrials	12.9%
Consumer Discretionary	12.0%
Consumer Staples	5.6%
Energy	4.7%
Utilities	4.0%
Communication Services	3.9%
Materials	3.6%
Real Estate	2.8%
Short-Term Securities	0.6%
Liabilities in Excess of Other Assets	(0.4)%
Ten largest holdings
Security(b)	Percent of Net Assets
Amazon.com, Inc.	8.4%
Microsoft Corp.	6.4%
Wells Fargo & Co.	3.2%
Citigroup, Inc.	3.0%
First Citizens BancShares, Inc., Class A	2.8%
British American Tobacco PLC, ADR	2.7%
Merck & Co., Inc.	2.7%
BP PLC, ADR	2.7%
Hewlett Packard Enterprise Co.	2.6%
Western Digital Corp.	2.5%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Amazon.com, Inc.	8.4%
Microsoft Corp.	6.4%
Wells Fargo & Co.	3.2%
Citigroup, Inc.	3.0%
First Citizens BancShares, Inc., Class A	2.8%
British American Tobacco PLC, ADR	2.7%
Merck & Co., Inc.	2.7%
BP PLC, ADR	2.7%
Hewlett Packard Enterprise Co.	2.6%
Western Digital Corp.	2.5%
(b)Excludes short-term securities.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the Fund since June 30, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after June 30, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The Fund's Board previously approved certain changes to the Fund’s investment strategy and investment process. Under normal circumstances, the Fund seeks to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in large cap value equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes were effective on October 28, 2025.

Material Fund Change Strategies [Text Block]
The Fund's Board previously approved certain changes to the Fund’s investment strategy and investment process. Under normal circumstances, the Fund seeks to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in large cap value equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes were effective on October 28, 2025.

Material Fund Change Risks Change [Text Block]
The Fund's Board previously approved certain changes to the Fund’s investment strategy and investment process. Under normal circumstances, the Fund seeks to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in large cap value equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes were effective on October 28, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since June 30, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after June 30, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000152172 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Large Cap Focus Value Fund, Inc.
Class Name	Class K Shares
Trading Symbol	MBVKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Large Cap Focus Value Fund, Inc. (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$53	0.47%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended June 30, 2026, the Fund's Class K Shares returned 25.46%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 22.01% and the Russell 1000 Value Index returned 27.09%.
What contributed to performance?
The largest positive contributor to the Fund’s performance was the allocation to the information technology sector, highlighted by holdings within the technology hardware, storage & peripherals industry. Positioning in both the consumer discretionary and materials sectors also contributed notably, particularly in the automobiles and containers & packaging subsectors, respectively.
What detracted from performance?
The largest detractor from performance was the allocation to the financials sector, where exposure to the financial services industry weighed most heavily on results. While there were no other detractors at the sector level during the period, exposure to the professional services and software industries also detracted from total return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 1, 2016 through June 30, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	25.46%	11.97%	11.68%
Russell 1000 Index	22.01	12.66	15.29
Russell 1000 Value Index	27.09	11.17	11.52

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Oct. 28, 2025
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,997,153,597
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 7,973,483
Investment Company Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,997,153,597
Number of Portfolio Holdings	52
Net Investment Advisory Fees	$7,973,483
Portfolio Turnover Rate	91%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	17.6%
Financials	17.6%
Health Care	15.1%
Industrials	12.9%
Consumer Discretionary	12.0%
Consumer Staples	5.6%
Energy	4.7%
Utilities	4.0%
Communication Services	3.9%
Materials	3.6%
Real Estate	2.8%
Short-Term Securities	0.6%
Liabilities in Excess of Other Assets	(0.4)%
Ten largest holdings
Security(b)	Percent of Net Assets
Amazon.com, Inc.	8.4%
Microsoft Corp.	6.4%
Wells Fargo & Co.	3.2%
Citigroup, Inc.	3.0%
First Citizens BancShares, Inc., Class A	2.8%
British American Tobacco PLC, ADR	2.7%
Merck & Co., Inc.	2.7%
BP PLC, ADR	2.7%
Hewlett Packard Enterprise Co.	2.6%
Western Digital Corp.	2.5%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Amazon.com, Inc.	8.4%
Microsoft Corp.	6.4%
Wells Fargo & Co.	3.2%
Citigroup, Inc.	3.0%
First Citizens BancShares, Inc., Class A	2.8%
British American Tobacco PLC, ADR	2.7%
Merck & Co., Inc.	2.7%
BP PLC, ADR	2.7%
Hewlett Packard Enterprise Co.	2.6%
Western Digital Corp.	2.5%
(b)Excludes short-term securities.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the Fund since June 30, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after June 30, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The Fund's Board previously approved certain changes to the Fund’s investment strategy and investment process. Under normal circumstances, the Fund seeks to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in large cap value equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes were effective on October 28, 2025.

Material Fund Change Strategies [Text Block]
The Fund's Board previously approved certain changes to the Fund’s investment strategy and investment process. Under normal circumstances, the Fund seeks to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in large cap value equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes were effective on October 28, 2025.

Material Fund Change Risks Change [Text Block]
The Fund's Board previously approved certain changes to the Fund’s investment strategy and investment process. Under normal circumstances, the Fund seeks to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in large cap value equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes were effective on October 28, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since June 30, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after June 30, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports